Other Receivables, Net - Schedule of Other Receivables, Net (Details) - CNY (¥) ¥ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule of Other Receivables, Net [Abstract]
Advances to staff	[1]	¥ 3,267	¥ 2,270
Rental deposits		4,539	5,439
Loan receivable to third parties	[2]	921,633	804,834
Consideration receivable from disposal of long-term investments	[3]	775,413	816,653
Receivables consideration from share issuance	[4]		234,688
Receivables from disposed subsidiaries	[5]	8,002
Other		5,119	2,165
Less: Allowance for expected credit losses - other receivables		(1,574,741)	(1,577,710)	¥ (533,414)
Other receivables, net		143,232	288,339
Balance at the beginning of the period		1,577,710	47,142
Current period allowance for (reversal of) expected credit losses		2,969	486,272
Balance at the end of the year		¥ 1,574,741	¥ 1,577,710

[1]	Amount represented advances to staffs or entrepreneurial agents of the Group for daily business operations, which are unsecured, interest-free and repayable on demand.
[2]	Amount mainly represented 1) term-loan (matures in June 2025 with extension) to Sichuan Tianyi Real Estate Development Co., Ltd. (“Sichuan Tianyi”) of RMB25,000 and RMB25,000 as of December 31, 2025 and June 30, 2026, respectively, and corresponding interest receivable of RMB2,016 and RMB2,016 as of December 31, 2025 and June 30, 2026, respectively. The loan is guaranteed by the ultimate controlling owner of Sichuan Tianyi, whom is jointly liable, with the interest rate of 6% per annum; 2) term-loan (matured in 2025) to a third party company principally engaged in provision of education service of RMB670,300 and RMB670,300 as of December 31, 2025 and June 30, 2026, respectively, with the interest rate of 5% per annum, and corresponding interest receivable of RMB33,515 and RMB33,515 as of December 31, 2025 and June 30, 2026, respectively; 3) term-loan (matures in 2026) to a third party company of RMB12,000 as of December 31, 2025, with the interest rate of 3% per annum; 4) term-loan (matured in March 2026) to third parties of RMB40,000 as of December 31, 2025, with the interest rate of 5% per annum and 5) term loans to three third parties of RMB108,500, RMB8,000 and RMB4,000, respectively, all of which are repayable within one year. Based on the Group’s evaluation of the collectibility of all term loan receivables, a provision amounting to RMB 801,094 was accrued as at June 30, 2026.
[3]	Amount as of June 30, 2026 primarily represented:1) the outstanding receivable of RMB47,630 from the divestiture of subsidiaries, of which RMB38,240 was settled in April 2026; and 2) the outstanding receivable of RMB766,023 from third-party investment firms as the Group transferred 53,466,331 Class A ordinary shares of BGM to third-party investment firms in May 2025. The share transfer consideration was expected to be settled in two equal installments within two years. Following the assessment on the recoverability of outstanding receivables, the Group recorded a provision of RMB769,153 as of June 30, 2026.
[4]	Amount mainly represented subscription consideration receivable in connection with the share issuance completed in 2025, which was fully settled in April 2026.
[5]	Amount mainly represented receivables from disposed subsidiaries, of which RMB5,000 was settled in July 2026.